CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Aug. 31, 2015	Nov. 30, 2014
Current assets
Cash and cash equivalents	$ 368	$ 1,054
Accounts receivable, net	142	1,279
Factored accounts receivable, net	8,518	11,105
Inventories, net	15,350	25,354
Deferred income taxes, net	5,786	6,065
Prepaid expenses and other current assets	1,512	1,212
Current portion of assets held for sale	72,532	57,050
Total current assets	104,208	103,119
Property and equipment, net	1,832	2,897
Goodwill	8,394	8,394
Intangible assets	55,022	56,773
Deferred financing costs	1,295	1,611
Other assets	778	958
Assets held for sale, net of current portion		30,197
Total assets	171,529	203,949
Current liabilities
Accounts payable and accrued expenses	13,797	11,651
Buy-out payable	3,277	3,277
Line of credit	19,587	31,338
Short-term debt	59,183	59,003
Current portion of liabilities held for sale	5,860	11,680
Total current liabilities	101,704	116,949
Convertible notes	26,762	24,733
Deferred income taxes, net	18,373	17,765
Deferred rent	1,744	1,579
Other liabilities	393	643
Long-term liabilities held for sale		1,283
Total liabilities	$ 148,976	$ 162,952
Commitments and contingencies
Stockholders' equity
Common stock, $0.10 par value: 100,000 shares authorized, 70,802 shares issued and 69,968 outstanding (2015) and 69,822 shares issued and 69,298 outstanding (2014)	$ 7,082	$ 6,984
Additional paid-in capital	111,870	111,010
Accumulated deficit	(92,964)	(73,679)
Treasury stock, 834 shares (2015) and 524 shares (2014)	(3,435)	(3,318)
Total stockholders' equity	22,553	40,997
Total liabilities and stockholders' equity	$ 171,529	$ 203,949